                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4007
                             Smith Barney Trust II-
                Smith Barney Short Duration Municipal Income Fund
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: October 31
                   Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

SMITH BARNEY
SHORT DURATION MUNICIPAL INCOME FUND

ANNUAL REPORT | OCTOBER 31, 2003

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Annual Report • October 31, 2003

SMITH BARNEY SHORT DURATION
MUNICIPAL INCOME FUND

What’s Inside

Letter From the Chairman	1

Manager Overview	2

Fund Performance	4

Historical Performance	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	17

Independent Auditors’ Report	20

Tax Information	21

Additional Information	22

JOSEPH P. DEANE PORTFOLIO MANAGER	DAVID FARE PORTFOLIO MANAGER

JOSEPH P. DEANE

Joseph P. Deane has more than 33 years of securities business experience. He’s been featured in industry publications such as Investors Business Daily and The Wall Street Journal. He is also portfolio manager of the Smith Barney Total Return Bond Fund as well as a number of state-specific municipal bond funds.

DAVID FARE

David Fare has more than 16 years of securities business experience. He has managed California, New York and National Municipal Funds for institutional and private clients.

FUND OBJECTIVE

The fund seeks to generate high current income exempt from regular federal income tax while preserving capital. The portfolio invests at least 80% of its net assets in “municipal securities,” which are debt obligations issued by states and certain other municipal issuers, their political subdivisions, agencies and public authorities, and other qualifying issuers.

FUND FACTS

FUND INCEPTION

March 17, 2003

MANAGER INVESTMENT
INDUSTRY EXPERIENCE

33 Years (Joseph P. Deane)
16 Years (David Fare)

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Your fund was launched in mid-March during a tumultuous time. American troops had just entered Iraq and the U.S. economy was still sputtering, prompting many investors to seek relatively safer havens in fixed-income securities. As the signs of an economic recovery surfaced during the summer, many classes of bonds, which had previously rallied, gave up those gains. Although volatility was most pronounced in the U.S.Treasury bond markets during this time, municipal securities were also affected. However, because your fund generally invests in municipal securities with shorter maturities and durations,[i] its investments fluctuated less during many of the volatile periods, such as July, when long-term yields were rising, than funds with longer average maturities and durations.

In this environment of bond volatility marred by continuing budget deficits, it is critical to perform a thorough analysis before carefully choosing municipal bonds. In our opinion, this is all the more reason why investing in municipal bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk.

Please read on for a more detailed overview of your fund.We also encourage you to visit our website: www.smithbarneymutualfunds.com where you can find additional information about your fund. As always, thank you for your continued confidence in our stewardship of your assets.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 14, 2003

1 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

M A N A G E R   O V E R V I E W

Performance Review

Signs of a sharply accelerating economy triggered volatility in the U.S.Treasury markets, which, in turn, exerted pressure on municipal bonds over recent months. However, the Smith Barney Short Duration Municipal Income Fund (Class A Shares), excluding sales charges, returned 1.10% since its inception on March 17, 2003 and returned 1.09% over the seven months ended October 31st. In comparison, the unmanaged broad-based Lehman Brothers Three-Year Municipal Bond Indexii returned 1.51% and the Lipper peer group average of short-intermediate municipal debt funds returned 1.76% over the seven months ended October 31st.1 Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Market Overview

During the year, many states continued to grapple with budgetary pressures brought on by the faltering economy, layoffs and declining incomes — all leading to lower tax revenues.To stimulate economic growth, the Fed lowered its interest rate targets to four-decade lows and lawmakers passed a significant tax-cut package this year. Indeed, it seemed that the government was going to throw “everything but the kitchen sink” at the economy in an attempt to revive its growth.

In May, the bond markets rose significantly in anticipation that the Fed would lower its target for short-term rates to create a more accommodative borrowing environment (as prices of bonds move opposite to interest rates and yields). Shortly after the Fed cut its target in June, however, U.S.Treasury markets sold off and continued to spiral downward during July due to concerns about stronger-than-expected economic growth, which exacerbated interest rate concerns and exerted pressure on municipal bond markets. However, municipal bonds held up better than U.S.Treasury bonds during this tumultuous time. Volatility was even less pronounced among issues with

PERFORMANCE SNAPSHOT
AS OF OCTOBER 31, 2003
(excluding sales charges)

	Since Inception on 3/17/03	Six Months

Class A Shares	1.10%	0.63%

Lehman Brothers
Three-Year
Municipal Bond
Index	1.51%	1.23%

Average of Lipper
short-intermediate
municipal debt funds	1.76%	1.33%

*	The Lehman Brothers Three-Year Municipal Bond Index and average Lipper peer group return comparisons begin on March 31, 2003. Index performance reflects no deduction for fees, expenses or taxes. Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years. Please note that an investor cannot invest directly in an index.

Lipper Inc. is a major independent mutual-fund tracking organization. Returns in the “since-inception category” for the Lehman Brothers Three-Year Municipal Bond Index and Lipper peer group referenced are based on the seven-month period ended October 31, 2003. The Lipper seven-month and six-month returns are calculated among 36 funds in the fund’s Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

2 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

shorter maturities, which benefited the fund given its focus on those types of securities. After Treasuries bounced back in September, rate concerns resurfaced after the Commerce Department released preliminary third-quarter economic data stating that the economy grew at its fastest pace in almost 20 years, again driving down Treasuries; municipal bonds were again less affected as price movements of comparable-maturity Treasuries typically tend to be more correlated to interest rate swings. Furthermore, selling was contained as some of this economic growth was attributable to one-time factors, such as the tax cuts and end of the war, and many analysts and investors felt that the Fed appeared to be in a holding pattern from adjusting its rate targets.

By the end of October when all was said and done, despite the extreme volatility that transpired over the summer in the Treasury markets, municipal bonds held up firmly on a total return basis.iii Nonetheless, given the pick-up in the economy over the period and gyrating market environment, we maintained a defensive, lower-duration approach to help minimize portfolio volatility in the event rates were to rise. Given that bonds scheduled to mature over longer periods are typically more sensitive to interest rate movements, as of the period’s close we brought the fund’s average duration to approximately three years.After accounting for the fund’s hedge, however, the portfolio’s duration was approximately 2.2 years. (Duration is a measure of a bond portfolio’s price sensitivity to interest rate changes.A shorter average duration helps reduce the portfolio’s sensitivity and we believe is the prudent strategy to take in anticipation of rising interest rates.) We also placed an emphasis on bonds with higher coupons and sold U.S.Treasury futures to help hedge against interest rate risk.iv Although this lower-duration approach marginally detracted from the fund’s performance during periods when rates were dropping, it helped to better preserve the value of the fund during when long-term yields rose, such as in July.

The fund had significant exposure to general obligation bonds (“GOs”) and essential services revenue bonds in a diversified array of sectors, such as education, transportation and utilities. Since revenue bonds are supported directly by the operating revenues of the projects of their issuers, they tend to be less correlated to drops in personal income tax receipts than state-backed GOs. Rather than target specific sectors, however, we focused on issues that appeared to offer the best relative value on a risk/reward basis.

While it goes without saying that no one has a crystal ball on where interest rates are headed, rather than seek marginally higher potential returns and risk exposing your fund to additional interest rate risk, we erred on the side of caution through the end of the period.We plan to remain attentive to the interest rate environment while seeking competitive tax-exempt yields in the short-intermediate term municipal bond sector.

The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Thank you for your investment in the Smith Barney Short Duration Municipal Income Fund.We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

Joseph P. Deane	David Fare
Investment Officer	Investment Officer

November 14, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 6 through 8 for a list and percentage breakdown of the fund’s holdings.
1	Lipper is a major independent mutual-fund tracking organization. Average returns are based on the seven-month period ended October 31, 2003, calculated among 36 funds in the short-intermediate municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.
i	Duration is a common gauge of the price sensitivity of a fixed income asset or portfolio to a change in interest rates.
ii	The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years. Please note that an investor cannot invest directly in an index.
iii	Source: Lehman Brothers.
iv	Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially largeimpact on the fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

3 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Average Annual Total Returns† (unaudited)

	Without Sales Charges(1)

	Class A	Class B	Class L

Inception † † through 10/31/03	1.10%	0.90%	0.88%

	With Sales Charges(2)

	Class A	Class B	Class L

Inception † † through 10/31/03	(0.88)%	(4.10)%	0.88%

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable salescharges with respect to Class A and L shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and L shares.

(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sale charge of 2.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred.

†
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

††	Inception dates for Class A, B and L shares are March 17, March 19 and March 18, 2003, respectively.

See Notes to Financial Statements.

4   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Historical Performance (unaudited)

Value of $10,000 Invested in Class A Shares of the Smith Barney Short Duration Municipal Income Fund vs. Benchmarks

March 2002 — October 2003

The graph includes the maximum initial sales charge on the Fund’s Class A shares (no comparable charge exists for the index) and assumes all dividends and distributions from the Fund are reinvested at net asset value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund’s share price and investment return will fluctuate so that the value of an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures “with sales charge” are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund’s returns would have been lower. Investors may not invest directly in an index. The performance of the Fund’s other classes may be greater or less than the performance of Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

5 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Schedule of Investments			October 31, 2003

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS — 83.9%
General Obligation Bonds — 22.8%
$3,000	BBB	California State, 5.00% due 2/1/09(b)	$3,264,450
1,000	AAA	Chicago, Illinois 4.00% due 1/1/08	1,062,490
150	AAA	Clark County, Nevada, 5.00% due 6/1/07	165,438
2,500	AAA	Dayton, Ohio, City School District, 4.00% due 12/1/07	2,689,500
4,000	AA	Illinois State, 5.00% due 10/1/08(b)	4,456,920
1,200	AA-	Massachusetts State, 5.375% due 8/1/08	1,348,092
600	AAA	New Haven, Connecticut, 4.00% due 11/1/07(b)	642,924
150	AA	New Jersey State, 5.25% due 3/1/06	162,465
300	A	New York City, New York, 5.00% due 8/1/06	323,529
2,250	A	New York City, New York, 5.00% due 6/1/09	2,447,955
1,500	AA	New York State, 4.00% due 4/15/06	1,579,290
2,500	AAA	Northside, TX, Independent School District, Put, 2.45% due 8/1/06	2,498,700
200	AAA	Passaic County, New Jersey, 6.00% due 9/1/06	223,712
1,500	Aaa**	Perth Amboy, New Jersey, 5.10% due 9/1/07	1,663,815
3,000	A-	Puerto Rico Commonwealth, Put, 6.00% due 7/1/08(b)	3,372,930
1,500	A-	Puerto Rico Commonwealth, Put, 5.00% due 7/1/08	1,625,325
1,200	AAA	Puerto Rico Commonwealth, Put, 5.50% due 7/1/08	1,359,504
680	AAA	San Angelo, Texas, CTFS, 6.25% due 2/15/07(b)	769,835

			29,656,874

Education — 12.3%
3,000	AAA	Arizona School Facilities Board, CTFS, 5.00% due 9/1/07(b)	3,315,510
1,000	AA-	Delaware County, PA, Authority University Revenue, Put, 2.00% due 8/1/06(b)	1,000,000
2,000	AAA	Kentucky Higher Education Student Loan Corp., 1.65% due 6/1/05	1,996,600
1,000	AA+/A-1+	Massachusetts State Health Educational Facilities Authority Revenue, Put, 1.85% due 7/1/06(b)	1,000,000
1,000	AAA	Miami Dade County, Florida, School Board, CTFS, 5.00% due 8/1/07	1,103,350
420	A	Midview Ohio, Local School District, CTFS, 4.00% due 11/1/06	442,877
435	A	Midview Ohio, Local School District, CTFS, 4.50% due 11/1/07	468,177
455	A	Midview Ohio, Local School District, CTFS, 4.50% due 11/1/08	484,211
1,750	AA-	New York State, Dormitory Authority, Revenue, 5.75% due 7/1/06	1,923,618
710	AAA	New York State, Dormitory Authority, Revenue, 4.50% due 10/1/06	766,118
1,000	AAA	Natomas School District, CA ,CTFS, Put, 2.50% due 2/1/05	1,010,430
1,245	AAA	Providence, RI, Public Building Authority Revenue, 4.00% due 12/15/08	1,338,387
300	AAA	Rutherford County, NC, CTFS, 2.25% due 3/1/06	305,250
400	AAA	Rutherford County, NC, CTFS, 2.375% due 3/1/07	406,732
425	AAA	Rutherford County, NC, CTFS, 2.75% due 3/1/08	434,053

			15,995,313

Hospital Revenue — 10.9%
1,060	Aaa**	Ames, IA, Hospital Revenue, 3.00% due 6/15/09	1,052,940
500	AAA	Blair County, PA, Hospital Authority Revenue, 5.375% due 7/1/06(b)	545,725
6,000	A	Michigan State Hospital Finance Authority Revenue, 5.00% due 11/1/08(b)	6,497,220
300	AAA	New York State, Dormitory Authority, 5.50% due 2/15/07	332,034
2,680	AA	St. Mary Hospital Authority, Bucks County, PA, Prerefunded, 5.375% due 12/1/12(b)	3,059,810
1,000	AA+	Utah County, Utah, Hospital Revenue, 5.00% due 5/15/06(b)	1,074,350
1,445	AAA	Waco, TX, Health Facilities Development Corp. 5.00% due 9/1/07	1,592,506

			14,154,585

Housing — 0.3%
345	AAA	Clearwater, FL, Housing Authority Revenue, 4.95% due 6/1/07(b)	370,941

See Notes to Financial Statements.

6   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Schedule of Investments (continued)			October 31, 2003

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

Pollution Revenue — 2.9%
$1,750	BBB-	Farmington, NM, Pollution Control Revenue, Put, 2.75% due 4/1/04(b)	$1,748,740
2,000	AAA	Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue,
		3.125% due 11/1/0/8	2,048,820

			3,797,560

Power Revenue — 6.1%
3,145	AAA	Clark County, WA, Public Utility District, Revenue, 5.00% due 1/1/08	3,469,092
1,750	AAA	Greene County, PA, Industrial Development Authority, 4.75% due 2/1/07	1,901,305
1,210	A-	Long Island Power Authority, New York, 5.00% due 6/1/07(b)	1,313,177
600	AAA	Lower Colorado River Authority, Texas, Revenue, 6.00% due 5/15/08(b)	691,308
500	AAA	Wisconsin Public Power Inc., Revenue, 5.00% due 7/1/07(b)	550,750

			7,925,632

Transportation Revenue — 9.8%
1,000	AAA	Atlanta, GA, Airport Revenue, 5.00% due 1/1/08	1,102,630
1,500	A	Denver, CO, City & County Airport Revenue, 14.00% due 11/15/08(b)	2,135,415
1,750	AAA	Louisville & Jefferson County, KY, Regional Airport Authority Systems Revenue,
		5.25% due 7/1/08	1,930,232
400	AA	Massachusetts Bay Transportation Authority, 5.60% due 3/1/08	450,664
1,750	A	Metropolitan Transportation Authority Revenue, 3.00% due 11/15/06	1,808,992
3,000	AA-	New Jersey State, Transportation Trust Fund Authority, 5.00% due 6/15/07(b)	3,291,090
1,000	BBB+	Peninsula Ports Authority, VA, Coal Term Revenue, Put, 3.30% due 10/1/08	1,002,230
1,000	A	Puerto Rico Commonwealth Highway + Transportation Authority, 5.00% due 7/1/07(b)	1,091,910

			12,813,163

Water and Sewer Revenue — 7.2%
1,750	BBB	Gulf Coast Waste Disposal Authority, Texas, Put, 2.85% due 5/1/04	1,749,739
100	AAA	Metro Government, Nashville, TN, Water & Sewer Revenue, 5.00% due 1/1/07(b)	109,288
700	AAA	Montgomery Otsego, Schoharie County, NY, Solid Waste, 3.50% due 1/1/08(b)	730,548
4,000	AA	Orlando, FL, Utilities Common Water & Electric Revenue, Put, 5.00% due 10/1/08(b)	4,431,600
2,260	AAA	Tacoma, WA, Water Revenue, 4.00% due 12/1/07	2,426,720

			9,447,895

Miscellaneous — 11.6%
600	BBB	Badger Tob Asset Securitization Corp. 5.50% due 6/1/06(b)	617,334
1,000	Aaa**	Essex County, NJ, Import Authority, 5.00% due 10/1/07(b)	1,106,590
500	AA+	Michigan Municipal Bond Authority Revenue, 5.25% due 6/1/07(b)	554,470
2,000	AAA	Michigan State, Building Authority Revenue, 5.00% due 10/15/07	2,222,440
2,500	AA+	Missouri State, Regional Convention & Sports Complex Authority, 5.00% due 8/15/07	2,768,625
1,500	AA+	New York City, Transitional Finance Authority, 5.00% due 8/1/08	1,663,710
2,000	A	New York State, Dormitory Authority Lease Revenue, 5.00% due 5/15/08	2,177,880
200	AA-	New York State Urban Development Corp., Revenue, 5.40% due 1/1/06	215,150
1,000	AAA	Redding, CA, Redevelopment Agency Tax Allocation, 2.00% due 9/1/06	1,013,760
1,000	AAA	Redding, CA, Redevelopment Agency Tax Allocation, 3.00% due 9/1/07	1,041,480
1,030	AAA	Southwest, VA, Regulatory Jail Authority Revenue, 4.00% due 9/1/07(b)	1,101,492
600	AAA	St. Louis, MO, Municipal Finance Corp., Revenue, 4.00% due 7/15/07(b)	642,294

			15,125,225

		TOTAL MUNICIPAL BONDS
		(Cost $108,987,539)	$109,287,188

See Notes to Financial Statements.

7   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Schedule of Investments (continued)			October 31, 2003

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

VARIABLE RATE DEMAND NOTES* at AMORTIZED COST — 16.1%
$900	AAA/ A-1+	Atlanta GA, Water & Wastewater Revenue 1.15% due 11/1/41	$900,000
3,200	Aa3/VMIG1**	Dakota County, MN, Community Development Agency, 1.25% due 1/1/38	3,200,000
2,300	AA+/A-1+	Guadalupe Blanco River Authority, TX, 1.20% due 11/1/15	2,300,000
500	AA+/A-1+	Gulf Coast Waste Disposal Authority, TX, Environmental Facilities
		Revenue, 1.20% due 1/1/26	500,000
200	AAA/ A-1+	Gulf Coast Waste Disposal Authority, TX, Environmental Facilities
		Revenue, 1.20% due 6/1/30	200,000
1,400	AA-/A-1+	Harris County, Texas, Health Facilities Development Corp. Revenue, 1.12% due 2/15/31	1,400,000
800	AA/A-1+	Harris County, Texas, Health Facilities Development Corp. Revenue, 1.12% due 12/1/32	800,000
300	AA+/A-1+	Irvine Ranch, CA, Water District, 1.20% due 10/1/04	300,000
1,600	AA-/A-1+	Jacksonville, FL, Electric Authority Revenue, 1.12% due 10/1/30	1,600,000
400	AA-/A-1+	Massachusetts State Health Educational Facilities, 1.17% due 7/1/17	400,000
700	AA/A-1+	Michigan State University, Revenue, 1.15% due 8/15/32	700,000
1,200	AA+/A-1+	Missouri State, Health & Educational Facility Revenue, 1.15% due 6/1/26	1,200,000
400	AAA/ A-1+	Moffat County, CO, Pollution Control Revenue, 1.20% due 5/1/13	400,000
200	AAA/ A-1+	New Jersey State, Educational Facilities Authority Revenue, 1.10% due 7/1/22	200,000
1,100	AAA/ A-1+	New York, New York, 1.17% due 11/1/26	1,100,000
600	AAA/ A-1+	New York City Housing Development Corp., Mortgage Revenue, 1.15% due 1/1/23	600,000
100	A-/A-1+	Port Authority, New York & New Jersey Special Obligation Revenue, 1.15% due 8/1/24	100,000
500	A+/A-1	Rhode Island State, Health & Educational Building Corp. Revenue, 1.10% due 9/1/32	500,000
4,100	Aaa/VMIG1**	Sevier County, TN, Public Building Authority, 1.18% due 6/1/20	4,100,000
500	Aa2/P-1**	Uinta County, WY, Pollution Control Revenue, 1.15% due 4/1/10	500,000

		TOTAL VARIABLE RATE DEMAND NOTES*
		(Cost $21,000,000)	21,000,000

		TOTAL INVESTMENTS —
		(Cost $129,987,539**)	$130,287,188

(a)	All ratings are by Standard & Poor’s Rating Services, except for those which are identified by a double asterisk (**), are rated by Moody’s Investors Service.
(b)	Security is segregated as collateral for open futures contracts and extended settlements.
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.
AMT-	Subject to Alternative Minimum Tax
**	Aggregate cost for Federal income tax purposes is substantially the same as book.

See Notes to Financial Statements.

8    Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Statement of Assets and Liabilities	October 31, 2003

ASSETS:
Investments at value (Note 1A) (Cost, $108,987,539)	$109,287,188
Short-term holdings at amortized cost (Cost, $21,000,000)	21,000,000
Cash	46,216
Receivable for shares of beneficial interest sold	2,785,897
Interest receivable	1,211,191

Total Assets	134,330,492

LIABILITIES:
Payable for investments purchased	16,135,606
Payable for Fund shares repurchased	287,128
Distribution fees payable (Note 3)	26,094
Payable to broker — variation margin	53,281
Dividends payable	25,215
Accrued expenses and other liabilities	66,664

Total Liabilities	16,593,988

Total Net Assets	$117,736,504

NET ASSETS:
Par value of shares of beneficial interest	$235
Capital paid in excess of par value	117,645,317
Undistributed net investment income	20,756
Accumulated net realized loss from investment transactions and futures contracts	(178,673)
Net unrealized appreciation of investments and futures contracts	248,869

Total Net Assets	$117,736,504

Computation of
Class A Shares:
Net Asset Value per share ($76,033,197/15,162,201 shares outstanding)	$5.01
Offering Price per share ($5.01 ÷ 0.98)	$5.11	*

Class B Shares:
Net Asset Value per share and offering price ($2,286,080/455,875 shares outstanding)	$5.01	**

Class L Shares:
Net Asset Value per share and offering price ($39,417,227/7,860,538 shares outstanding)	$5.01	**

*	Based upon single purchases of less than $500,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

9   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Statement of Operations

For the Period March 17, 2003 (Commencement of Operations) to October 31, 2003

INVESTMENT INCOME:
Interest income	$981,146

EXPENSES:
Management fee (Note 3)	193,555
Distribution fees (Note 3)	123,408
Blue Sky fees	101,000
Legal fees	52,302
Shareholder reports	34,993
Audit fees	20,000
Custody and fund accounting fees	17,053
Registration fees	9,543
Transfer agent fees	6,581
Trustees fees	979
Other	6,720

Total Expenses	566,134
Less: Aggregate amount waived by the Manager (Note 3)	(193,555)

Net Expenses	372,579

Net Investment Income	608,567

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 4 AND 5):
Net realized loss from investments and futures contracts	(178,673)
Net increase in unrealized appreciation on investments and futures contracts	248,869

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	70,196

Increase in Net Assets From Operations	$678,763

See Notes to Financial Statements

10   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Statement of Changes in Net Assets
March 17, 2003
(Commencement of Operations)
to October 31, 2003

OPERATIONS:
Net investment Income	$ 608,567
Net realized loss from investments transactions and futures contracts	(178,673)
Net increase in unrealized appreciation on investments and futures contracts	248,869

Net Increase in Net Assets From Operations	678,763

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income — Class A	(405,245)
Net investment income — Class B	(11,495)
Net investment income — Class L	(191,928)

Decrease in Net Assets From Distributions to Shareholders	(608,668)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
Class A
Net proceeds from sale of shares	103,498,254
Net asset value of shares issued to shareholders from reinvestment of distributions	294,897
Cost of shares repurchased	(27,828,600)

Total Class A	75,964,551

Class B*
Net proceeds from sale of shares	2,473,546
Net asset value of shares issued to shareholders from reinvestment of distributions	4,446
Cost of shares repurchased	(198,371)

Total Class B	2,279,621

Class L**
Net proceeds from sale of shares	49,430,458
Net asset value of shares issued to shareholders from reinvestment of distributions	135,094
Cost of shares repurchased	(10,143,315)

Total Class L	39,422,237

Net Increase in Net Assets From Transactions in Shares of Beneficial Interest	117,666,409

Net Increase in Net Assets	117,736,504

NET ASSETS:
Beginning of period	—

End of period†	$117,736,504

Includes undistributed net investment income	$ 20,756

* March 19, 2003 (Commencement of Operations)
** March 18, 2003 (Commencement of Operations)

See Notes to Financial Statements.

11   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Notes to Financial Statements

1. Significant Accounting Policies

Smith Barney Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of the Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.The Fund commenced operations on March 17, 2003.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications were made to the Fund’s capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. For the year ended October 31, 2003, the Fund reclassified $20,857 to accumulated net investment income from paid-in-capital; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement, Distribution Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”) a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the average daily net assets. This fee is calculated daily and paid monthly.The management fee amounted to $193,555, all of which was voluntarily waived for the period March 17, 2003 (Commencement of Operations) through October 31, 2003.

Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts

12 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Notes to Financial Statements (continued)

and is paid by CTB. For the period March 17, 2003 (Commencement of Operations) through October 31, 2003, the Fund paid transfer agent fees of $3,581 to CTB.

Citigroup Global Markets Inc. (“CGM”) (formerly known as Salomon Smith Barney Inc.) another subsidiary of Citigroup, acts as the Fund’s distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There is a maximum initial sales charges of 2.00% for Class A.There is no contingent deferred sales charge (“CDSC”) on the Fund’s Class B shares. Class B shares are available only in an exchange from another Smith Barney Fund.The previously held fund’s CDSC (up to 5.00%) will continue to apply.

For the period March 17, 2003 (Commencement of Operations) through October 31, 2003, CGM received sales charges of approximately $327,000 on sales of the Fund’s Class A shares.

In addition, for the period March 17, 2003 (Commencement of Operations) through October 31, 2003, CDSCs paid to CGM were approximately:

	Class A	Class B

CDSCs	$12,000	$0

Pursuant to a Service Plan, the Fund pays a distribution/service fee calculated at the annual rate not to exceed 0.15% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class A shares, and not to exceed 0.50% of the average daily net assets of the Fund attributable to that class in the case of the Plans relating to Class B and Class L shares. For the period March 17, 2003 (Commencement of Operations) through October 31, 2003, total Service Plan fees incurred were:

	Class A	Class B	Class L

Distribution Plan Fees	$39,318	$4,815	$79,275

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the period March 17, 2003 (Commencement of Operations) through October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$116,201,471

Sales	$ 6,480,877

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$608,649
Gross unrealized depreciation	(309,000)

Net unrealized appreciation	$299,649

13 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Notes to Financial Statements (continued)

5. Income Tax Information and Distributions to Shareholders

At October 31, 2003, the tax basis components of distributable earnings were:

Undistributed tax exempt income	$ 151,153

Accumulated capital losses	$(229,453)

Unrealized appreciation	$ 299,649

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year was:

Tax exempt income	$ 608,668

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker.Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading.Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract.The Fund enters into such contracts to hedge a portion of its portfolio.The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At October 31, 2003, the Fund had the following open futures contracts:

	# of		Book	Market	Unrealized
Contracts	Contracts	Expiration	Value	Value	Gain (Loss)

U.S. 5 Year Note (Sell)	70	12/03	$(7,642,031)	$(7,826,875)	$(184,844)
U.S. 5 Year Note (Sell)	220	3/04	(24,468,125)	(24,334,061)	134,064

	290		$(32,110,156)	$(32,160,936)	$(50,780)

7. Shares of Beneficial Interest

At October 31, 2003, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

14 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Notes to Financial Statements (continued)

Transactions in shares of each class were as follows:
March 17, 2003
(Commencement
of Operations) to
October 31, 2003

Class A
Shares sold	20,660,866
Shares issued on reinvestment	58,891
Shares repurchased	(5,557,556)

Net Increase	15,162,201

Class B*
Shares sold	494,269
Shares issued on reinvestment	887
Shares repurchased	(39,281)

Net Increase	455,875

Class L**
Shares sold	9,858,922
Shares issued on reinvestment	26,980
Shares repurchased	(2,025,364)

Net Increase	7,860,538

* March 19, 2003 (Commencement of Operations)
** March 18, 2003 (Commencement of Operations)

8. Capital Loss Carryforward

At October 31, 2003, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $229,000 available to offset future capital gains expiring October 31, 2011.To the extent that these carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

9. Subsequent Event

The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999.As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM subcontracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

15 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Notes to Financial Statements (continued)

The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

16  Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Financial Highlights

For a share of each class of Capital Stock:
	March 17, 2003
	(Commencement of Operations) to
Class A Shares	October 31, 2003

Net Asset Value, Beginning of Period	$5.00

Income From Operations:
Net investment income	0.045
Net realized and unrealized gain	0.010

Total From Operations	0.055

Less Distributions From:
Net investment income	(0.045)

Net Asset Value, End of Period	$5.01

Total Return	1.10	%**

Net Assets, End of Period (000s)	$76,033

Ratios to Average Net Assets:
Expenses	0.73	%*
Net investment income	1.54	%*

Portfolio Turnover Rate	10%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.037
Ratios:
Expenses to average net assets	1.18	%*
Net investment income to average net assets	1.09	%*

* Annualized
** Not Annualized

See Notes to Financial Statements.

17   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:
	March 19, 2003
	(Commencement of Operations) to
Class B Shares	October 31, 2003

Net Asset Value, Beginning of Period	$5.00

Income From Operations:
Net investment income	0.035
Net realized and unrealized gain	0.010

Total From Operations	0.045

Less Distributions From:
Net investment income	(0.035)

Net Asset Value, End of Period	$5.01

Total Return	0.90	%**

Net Assets, End of Period (000s)	$2,286

Ratios to Average Net Assets:
Expenses	1.07	%*
Net investment income	1.20	%*

Portfolio Turnover Rate	10%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.025
Ratios:
Expenses to average net assets	1.53	%*
Net investment income to average net assets	0.74	%*

* Annualized
** Not Annualized

See Notes to Financial Statements.

18   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:
	March 18, 2003
	(Commencement of Operations) to
Class L Shares	October 31, 2003

Net Asset Value, Beginning of Period	$5.00

Income From Operations:
Net investment income	0.034
Net realized and unrealized gain	0.010

Total From Operations	0.044

Less Distributions From:
Net investment income	(0.034)

Net Asset Value, End of Period	$5.01

Total Return	0.88	**

Net Assets, End of Period (000s)	$39,417

Ratios to Average Net Assets:
Expenses	1.07	%*
Net investment income	1.21	%*

Portfolio Turnover Rate	10%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.025
Ratios:
Expenses to average net assets	1.52	%*
Net investment income to average net assets	0.76	%*

* Annualized
** Not Annualized

See Notes to Financial Statements.

19   Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Independent Auditors’ Report

To the Shareholders and Board of Trustees
of the Smith Barney Trust II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Short Duration Municipal Income Fund of Smith Barney Trust II (the “Trust”) as of October 31, 2003, and the related statement of operations,changes in net assets,and financial highlights for the period March 17,2003 (Commencement of Operations) through October 31, 2003.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian.As to securities purchased but not yet received, we performed other appropriate auditing procedures.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Smith Barney Short Duration Municipal Income Fund as of October 31, 2003, and the results of its operations, the changes in its net assets and financial highlights for the period March 17, 2003 through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

New York, New York December 10, 2003

20 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Tax Information

For the year ended October 31, 2003, 100.0% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax.

21 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers The business and affairs of the Smith Barney Short Duration Municipal Income Fund (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb. at 1-800-451-2010 or Primerica Shareholder Services at 1-800-544-5445.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:

Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board Member,
c/o R. Jay Gerken			Officer, Landmark City (real		American Identity
Citigroup Asset			estate development) (since		Corp. (doing business as
Management			2002); Executive Vice		Morpheus Technologies)
399 Park Avenue			President and Chief Operations		(biometric information
New York, NY 10022			Officer, DigiGym Systems		management) (since
Age 60			(on-line personal training		2001; consultant since
			systems) (since 2001); Chief		1999); Director, Lapoint
			Executive Officer, Rocket City		Industries (industrial
			Enterprises (internet service		filter company) (since
			company) (from 2000 to 2001);		2002); Director,
			President, Catalyst (consulting)		Alzheimer’s Association
			(since 1984).		(New England Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director, American
c/o R. Jay Gerken			(engineering) (since 1999);		Electric Power (electric
Citigroup Asset			former Chief Executive Officer,		utility) (since 1999);
Management			Radian International LLC		Director,Valero Energy
399 Park Avenue			(engineering) (from 1969 to		(petroleum refining)
New York, NY 10022			1998), Member of Management		(since 1999); Director,
Age 66			Committee, Signature Science		National Instruments
			(research and development)		Corp. (technology)
			(since 2000).		(since 1994).

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	31	Former Director,
c/o R. Jay Gerken			Professor,Texas A&M		Randall’s Food Markets,
Citigroup Asset			University (since 2001);		Inc. (from 1990 to
Management			former Dean and Professor of		1999); former Director,
399 Park Avenue			Marketing, College and		First American Bank
New York, NY 10022			Graduate School of Business		and First American
Age 65			of Texas A & M University		Savings Bank (from
			(from 1987 to 2001).		1994 to 1999).

22 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Mark T. Finn	Trustee	Since 2001	Adjunct Professor,William &	36	Former President and
c/o R. Jay Gerken			Mary College (since Septem-		Director, Delta
Citigroup Asset			ber 2002); Principal/member,		Financial, Inc.
Management			Belvan Partners/Balfour		(investment advisory
399 Park Avenue			Vantage – Manager and		firm) (from 1983 to
New York, NY 10022			General Partner to		1999).
Age 60			the Vantage Hedge Fund, LP
(since March 2002); Chair-
man and owner,Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director, United
c/o R. Jay Gerken			Advisory Partners (consulting)		Telesis, Inc.
Citigroup Asset			(since January 2000);		(telecommunications)
Management			former Managing Director,		(since 1997); Director,
399 Park Avenue			Fountainhead Ventures, LLC		eBank.com, Inc. (since
New York, NY 10022			(consulting) (from 1998 to		1997); Director,
Age 56			2002); Secretary, Carint N.A.		Andersen Calhoun, Inc.
			(manufacturing) (since 1988);		(assisted living)
			former Treasurer, Hank Aaron		(since 1987); former
			Enterprises (fast food franchise)		Director, Charter Bank,
			(from 1985 to 2001);		Inc. (from 1987 to
			Chairman, Gross, Collins &		1997); former Director,
			Cress, P.C. (accounting firm)		Yu Save, Inc. (internet
			(since 1980);Treasurer,		company) (from 1998 to
			Coventry Limited, Inc.		2000); former Director,
			(since 1985).		Hotpalm, Inc. (wireless
applications) (from
1998 to 2000); former
Director, Ikon Ventures,
Inc. (from 1997 to
1998).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	Former Trustee,The
c/o R. Jay Gerken			(since 1993).		Highland Family of
Citigroup Asset					Funds (investment
Management					company) (from March
399 Park Avenue					1997 to March 1998).
New York, NY 10022
Age 63

23 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director, Eclipse Funds
c/o R. Jay Gerken			Management Advisors, LLC/		(currently supervises 17
Citigroup Asset			Global Research Associates, Inc.		investment companies
Management			(investment consulting)		in fund complex)
399 Park Avenue			(since 1990).		(since 1990).
New York, NY 10022
Age 52

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Director, Comshare, Inc.
c/o R. Jay Gerken			University (since 1996).		(information technology)
Citigroup Asset					(since 1985); former
Management					Director, Indus
399 Park Avenue					(information technology)
New York, NY 10022					(from 1995 to 1999);
Age 62					Director, Digital
Net Holdings, Inc.
(since 2003).

C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	36	Former Director,
c/o R. Jay Gerken			Capital Management		Indonesia Fund
Citigroup Asset			(since 1993).		(closed-end fund)
Management					(from 1990 to 1999);
399 Park Avenue					Trustee, Morgan Stanley
New York, NY 10022					Institutional Fund
Age 68					(currently supervises 75
investment companies)
(since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			independent consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	36	Director, John Boyle &
c/o R. Jay Gerken			Consulting Group, Inc. (service		Co., Inc. (textiles)
Citigroup Asset			company) (since 1991); sole		(since 1999); Director,
Management			proprietor, Robb Associates		Harbor Sweets, Inc.
399 Park Avenue			(financial consulting) (since		(candy) (since 1990);
New York, NY 10022			1978); Co-owner, Kedron		Director,W.A.Wilde
Age 77			Design (gifts) (since 1978);		Co. (direct media
			former President and Treasurer,		marketing) (since 1982);
			Benchmark Advisors, Inc.		Director, Alpha Grainger
			(financial consulting)		Manufacturing, Inc.
			(from 1989 to 2000).		(electronics) (since
1983); former Trustee,
MFS Family of Funds
(investment company)
(from 1985 to 2001);
Harvard Club of Boston
(Audit Committee)
(since 2001).

24 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

INTERESTED
TRUSTEE:
R.Jay Gerken*	Chairman,	Since 2002	Managing Director of CGM;	Chairman	N/A
Citigroup Asset	President,		Chairman, President, and	of the
Management	and Chief		Chief Executive Officer of	Board,
399 Park Avenue	Executive		Smith Barney Fund	Trustee or
New York, NY 10022	Officer		Management LLC (“SBFM”),	Director
Age 52			Travelers Investment Advisers,	of 220
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”);
President and Chief Executive
Officer of certain mutual funds
associated with Citigroup Inc.;
formerly, Portfolio Manager of
Smith Barney Allocation Series
Inc. (from 1996 to 2001) and
Smith Barney Growth and Income
Fund (from 1996 to 2000).

OFFICERS:
Andrew B. Shoup**	Senior Vice	Since 2003	Director of Citigroup Asset	N/A	N/A
125 Broad Street	President		Management (“CAM”); Chief
New York, NY 10004	and Chief		Administrative Officer of
Age 47	Administrative		mutual funds associated with
	Officer		Citigroup Inc.; Head of
International Funds
Administration of CAM
(from 2001 to 2003); Director
of Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM (from
1998 to 2000).

Frances M. Guggino	Controller	Since 2002	Vice President of CGM;	N/A	N/A
125 Broad Street			Controller of certain mutual funds
New York, NY 10004			associated with Citigroup Inc.
Age 46

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for CAM
Stamford, CT 06902	Officer		(since 1994); Secretary of certain
Age 49			mutual funds associated with
Citigroup Inc.; Chief Legal Officer
of mutual funds associated with
Citigroup Inc.

*	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.
**	As of November 25, 2003.

25 Smith Barney Short Duration Municipal Income Fund | 2003 Annual Report

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SMITH BARNEY
SHORT DURATION MUNICIPAL INCOME FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn	DISTRIBUTOR
R. Jay Gerken, CFA, Chairman*	Citigroup Global Markets Inc.
Stephen Randolph Gross
Diana R. Harrington	CUSTODIAN
Susan B. Kerley	State Street Bank
Alan G. Merten	&Trust Company
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III	TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
OFFICERS	New York, New York 10004
R. Jay Gerken, CFA*
President and
Chief Executive Officer	SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Andrew B. Shoup*†	Providence, Rhode Island 02940-9699
Senior Vice President and
Chief Administrative Officer
AUDITORS
KPMG LLP
Frances M. Guggino*	757 Third Avenue
Controller	New York, New York 10017

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of
Investment Manager

† As of November 25, 2003

Smith Barney Short Duration Municipal Income Fund

This report is submitted for general information of the shareholders of Smith Barney Short Duration Municipal Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SHORT DURATION
   MUNICIPAL INCOME FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02866 12/03	03-5765

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
              Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
              procedures required by Rule 30a-3(b) under the 1940 Act and
              15d-15(b) under the Securities Exchange Act of 1934

         (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year
              (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics attached hereto.

         (a)(2) Attached hereto.

                  Exhibit 99.CERT         Certifications pursuant to section 302
                                          of the Sarbanes-Oxley Act of 2002

         (b) Furnished.

                  Exhibit 99.906CERT      Certifications pursuant to Section 906
                                          of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Short Duration Municipal Income Fund

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Short Duration Municipal Income Fund

Date:    December 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Short Duration Municipal Income Fund

Date:    December 22, 2003

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
         Smith Barney Short Duration Municipal Income Fund

Date:    December 22, 2003